ACCOUNTING STANDARDS AND BASIS OF PREPARATION - Additional information (Details) $ in Millions	Jun. 30, 2025 USD ($)
ACCOUNTING STANDARDS AND BASIS OF PREPARATION
Prepayment premium fee	$ 4.8